Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payments
Assumptions of options granted

	2021	2020
Fair value at grant date	$6.18	$2.38
Share price at grant date	$8.18	$3.18
Exercise price	$8.18	$3.18
Expected volatility	95%	93%
Expected life	5.9	5.9
Expected dividends	0.0	0.0
Risk-free interest rate	1.14%	0.89%